Note 7 - Indebtedness - Deferred Financing Costs (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan carrying amounts, net, convertible notes payable	$ 667,000			$ 2,712,000
Convertible Debt [Member]
Long-term Debt, Gross	3,101,000	$ 3,100,000	2,775,000	2,775,000
Deferred financing costs, convertible notes payable	16,000		105,000	105,000
Accumulated amortization, convertible notes payable	(2,000)		(63,000)	(42,000)
Unamortized balance, convertible notes payable	14,000		42,000	63,000
Discount on debt, convertible notes payable	2,954,000
Accumulated amortization, convertible notes payable	(534,000)
Unamortized balance, convertible notes payable	2,420,000
Loan carrying amounts, net, convertible notes payable	667,000		2,733,000	2,712,000
Long-term Debt, Net [Member]
Loan carrying amounts, net, long term debt	298,000		294,000	287,000
Long-term Debt, Gross	300,000		300,000	300,000
Deferred financing costs, convertible notes payable	37,000		37,000	37,000
Accumulated amortization, convertible notes payable	(35,000)		(31,000)	(24,000)
Unamortized balance, convertible notes payable	$ 2,000		$ 6,000	$ 13,000